Document and Entity Information	Apr. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 01, 2026
Entity Registrant Name	UNIFIRST CORP
Entity Incorporation, State or Country Code	MA
Entity File Number	001-08504
Entity Tax Identification Number	04-2103460
Entity Address, Address Line One	68 Jonspin Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address Postal Zip Code	01887
City Area Code	978
Local Phone Number	658-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value per share
Trading symbol	UNF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000717954